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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01355

Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—96.7%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
L3 Technologies, Inc.	34,539	$6,800,038
The Boeing Co.	117,469	45,298,396
United Technologies Corp.	66,326	7,831,111
		59,929,545
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	60,757	9,964,148

APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc.*	63,100	9,326,811
PVH Corp.	33,716	3,678,753
		13,005,564
APPLICATION SOFTWARE—7.5%
Adobe, Inc.*	416,988	103,337,966
Palantir Technologies, Inc., Cl. A*,@,(a)	153,282	881,371
salesforce.com, Inc.*	641,490	97,487,235
		201,706,572
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC.	261,976	20,730,161

BIOTECHNOLOGY—3.2%
Biogen, Inc.*	17,350	5,791,083
BioMarin Pharmaceutical, Inc.*	69,786	6,850,892
Regeneron Pharmaceuticals, Inc.*	15,966	6,853,725
Sarepta Therapeutics, Inc.*	174,250	24,344,467
Vertex Pharmaceuticals, Inc.*	224,349	42,830,468
		86,670,635
CABLE & SATELLITE—0.7%
Charter Communications, Inc., Cl. A*	54,174	17,934,303

CASINOS & GAMING—0.4%
Wynn Resorts Ltd.	92,928	11,431,073

COMMUNICATIONS EQUIPMENT—0.6%
Palo Alto Networks, Inc.*	77,551	16,659,506

CONSTRUCTION MATERIALS—1.0%
Vulcan Materials Co.	273,710	27,822,621

DATA PROCESSING & OUTSOURCED SERVICES—7.3%
PayPal Holdings, Inc.*	539,007	47,842,261
Square, Inc., Cl. A*	209,990	14,982,786
Visa, Inc., Cl. A	945,389	127,636,969
Worldpay, Inc., Cl. A*	61,096	5,100,294
		195,562,310
DIVERSIFIED BANKS—0.7%
Citigroup, Inc.	245,125	15,800,757
JPMorgan Chase & Co.	37,175	3,847,612
		19,648,369
DIVERSIFIED CHEMICALS—0.2%
DowDuPont, Inc.	117,873	6,342,746

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.7% (CONT.)	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—1.2%
Cintas Corp.	165,292	$30,993,903

FINANCIAL EXCHANGES & DATA—1.5%
Intercontinental Exchange, Inc.	362,361	27,814,830
S&P Global, Inc.	66,496	12,743,958
		40,558,788
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	210,343	20,367,513

HEALTH CARE EQUIPMENT—7.9%
Abbott Laboratories	723,842	52,825,989
ABIOMED, Inc.*	8,929	3,134,704
Boston Scientific Corp.*	1,808,071	68,977,909
Danaher Corp.	422,207	46,831,200
DexCom, Inc.*	10,827	1,526,932
Intuitive Surgical, Inc.*	51,117	26,766,906
Medtronic PLC.	136,105	12,030,321
		212,093,961
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	218,469	40,095,616

HOTELS RESORTS & CRUISE LINES—1.1%
Royal Caribbean Cruises Ltd.	252,210	30,277,810

INDUSTRIAL CONGLOMERATES—2.0%
Honeywell International, Inc.	329,392	47,310,573
Roper Technologies, Inc.	23,068	6,534,242
		53,844,815
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	154,785	25,445,106

INTERACTIVE MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. C*	138,607	154,736,697
Facebook, Inc., Cl. A*	498,155	83,037,457
Tencent Holdings Ltd.	341,219	15,189,330
		252,963,484
INTERNET & DIRECT MARKETING RETAIL—12.9%
Alibaba Group Holding Ltd.#,*	109,157	18,391,863
Altaba, Inc.*	1,026,768	70,343,876
Amazon.com, Inc.*	148,083	254,514,695
GrubHub, Inc.*	42,938	3,452,215
		346,702,649
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	272,467	11,525,354

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	107,685	20,272,778

LIFE SCIENCES TOOLS & SERVICES—2.6%
Illumina, Inc.*	99,592	27,864,846
Thermo Fisher Scientific, Inc.	166,868	40,994,462
		68,859,308

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.7% (CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—5.1%
Cigna Corp.	116,674	$23,312,632
UnitedHealth Group, Inc.	416,604	112,566,401
		135,879,033
MOVIES & ENTERTAINMENT—1.9%
Netflix, Inc.*	107,725	36,572,637
The Walt Disney Co.	118,801	13,248,687
		49,821,324
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Pioneer Natural Resources Co.	57,055	8,120,068

PACKAGED FOODS & MEATS—0.4%
Conagra Brands, Inc.	471,441	10,201,983

PHARMACEUTICALS—0.8%
Allergan PLC.	53,115	7,647,498
GW Pharmaceuticals PLC.#,*	90,120	12,864,630
		20,512,128
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	481,537	32,402,625

RAILROADS—1.2%
Union Pacific Corp.	202,771	32,254,783

RESTAURANTS—0.5%
McDonald’s Corp.	72,697	12,996,770

SEMICONDUCTOR EQUIPMENT—1.5%
Applied Materials, Inc.	228,823	8,942,403
Lam Research Corp.	198,302	33,628,053
		42,570,456
SEMICONDUCTORS—1.2%
Broadcom, Inc.	121,156	32,500,097

SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	70,566	29,744,980

SPECIALTY STORES—0.2%
Tiffany & Co.	59,168	5,249,977

SYSTEMS SOFTWARE—9.3%
Microsoft Corp.	2,211,898	230,988,508
Red Hat, Inc.*	107,155	19,056,445
		250,044,953
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Apple, Inc.	398,474	66,322,013

WIRELESS TELECOMMUNICATION SERVICES—1.0%
T-Mobile US, Inc.*	397,516	27,675,064
TOTAL COMMON STOCKS (Cost $1,917,987,906)		2,597,704,892

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	625,130	3,594,498

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

PREFERRED STOCKS—0.2% (CONT.)	SHARES	VALUE
APPLICATION SOFTWARE—0.2% (CONT.)
Palantir Technologies, Inc., Cl. D*,@,(a)	81,445	$468,309
		4,062,807
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	76,682	753,017
TOTAL PREFERRED STOCKS (Cost $7,149,501)		4,815,824

REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
SPECIALIZED—0.8%
Crown Castle International Corp.	197,008	23,061,756
(Cost $21,139,398)		23,061,756
Total Investments (Cost $1,946,276,805)	97.7%	$2,625,582,472
Unaffiliated Securities (Cost $1,946,276,805)		2,625,582,472
Other Assets in Excess of Liabilities	2.3%	61,375,221
NET ASSETS	100.0%	$2,686,957,693

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$2,483,730	0.14%	$753,017	0.03%
Palantir Technologies, Inc., Cl. A	10/07/14	997,406	0.05%	881,371	0.03%
Palantir Technologies, Inc., Cl. B	10/07/14	4,128,004	0.22%	3,594,498	0.13%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	468,309	0.02%
Total				$5,697,195	0.21%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—97.7%	SHARES	VALUE
ARGENTINA—2.1%
APPLICATION SOFTWARE—2.1%
Globant SA*	40,086	$2,709,814
(Cost $2,191,204)

BRAZIL—6.5%
DEPARTMENT STORES—2.3%
Lojas Renner SA	240,600	3,007,454

HOTELS RESORTS & CRUISE LINES—2.3%
CVC Brasil Operadora e Agencia de Viagens SA	173,000	3,039,443

TRUCKING—1.9%
Localiza Rent a Car SA	278,600	2,547,994
TOTAL BRAZIL (Cost $7,179,865)		8,594,891

CHINA—9.1%
BIOTECHNOLOGY—1.7%
3SBio, Inc.	1,300,000	2,177,768

EDUCATION SERVICES—2.0%
TAL Education Group#,*	87,000	2,699,610

INTERACTIVE MEDIA & SERVICES—3.4%
Tencent Holdings Ltd.	99,400	4,424,781

INTERNET & DIRECT MARKETING RETAIL—2.0%
Baozun, Inc.#,*	75,500	2,702,900
TOTAL CHINA (Cost $11,217,650)		12,005,059

DENMARK—4.2%
APPLICATION SOFTWARE—2.3%
Netcompany Group AS*	89,349	3,008,004

BIOTECHNOLOGY—1.9%
Genmab AS*	17,100	2,492,619
TOTAL DENMARK (Cost $6,104,992)		5,500,623

FRANCE—13.6%
AEROSPACE & DEFENSE—2.4%
Safran SA	24,100	3,166,343

APPAREL ACCESSORIES & LUXURY GOODS—1.9%
LVMH Moet Hennessy Louis Vuitton SE	7,700	2,470,055

DISTILLERS & VINTNERS—1.8%
Remy Cointreau SA	19,956	2,317,363

INTERACTIVE HOME ENTERTAINMENT—1.9%
Ubisoft Entertainment SA*	29,044	2,577,443

LIFE SCIENCES TOOLS & SERVICES—3.2%
Eurofins Scientific SE	10,511	4,224,058

RESEARCH & CONSULTING SERVICES—2.4%
Teleperformance	18,557	3,193,540
TOTAL FRANCE (Cost $19,683,710)		17,948,802

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.7% (CONT.)	SHARES	VALUE
GERMANY—2.2%
FOOTWEAR—2.2%
Puma SE	5,110	$2,847,928
(Cost $2,494,971)

HONG KONG—2.2%
LIFE & HEALTH INSURANCE—2.2%
AIA Group Ltd.	317,752	2,869,164
(Cost $2,715,669)

INDIA—5.4%
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Titan Co., Ltd.	239,400	3,377,565

CONSUMER FINANCE—1.6%
Manappuram Finance Ltd.	1,621,000	2,120,328

RESEARCH & CONSULTING SERVICES—1.3%
L&T Technology Services Ltd.	75,300	1,678,609
TOTAL INDIA (Cost $6,964,460)		7,176,502

INDONESIA—2.0%
DIVERSIFIED BANKS—2.0%
Bank Rakyat Indonesia Persero Tbk PT	9,700,000	2,688,742
(Cost $2,437,368)

IRELAND—2.7%
PACKAGED FOODS & MEATS—2.7%
Kerry Group PLC., Cl. A	34,941	3,567,619
(Cost $3,584,750)

ITALY—7.9%
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Moncler SpA	76,311	2,871,815

AUTOMOBILE MANUFACTURERS—2.2%
Ferrari NV	23,400	2,955,420

INDUSTRIAL MACHINERY—2.3%
Interpump Group SpA	96,159	3,097,843

LEISURE PRODUCTS—1.2%
Technogym SpA	131,524	1,524,963
TOTAL ITALY (Cost $10,128,826)		10,450,041

JAPAN—10.5%
HOUSEHOLD PRODUCTS—2.1%
Unicharm Corp.	88,812	2,749,026

HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
Recruit Holdings Co., Ltd.	119,000	3,194,610

INTERACTIVE HOME ENTERTAINMENT—1.9%
Nintendo Co., Ltd.	8,400	2,548,088

PERSONAL PRODUCTS—1.4%
Shiseido Co., Ltd.	30,852	1,835,623

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.7% (CONT.)	SHARES	VALUE
JAPAN—10.5% (CONT.)
PHARMACEUTICALS—2.7%
Takeda Pharmaceutical Co., Ltd.	87,500	$3,533,309
TOTAL JAPAN (Cost $13,560,789)		13,860,656

NETHERLANDS—1.6%
SEMICONDUCTOR EQUIPMENT—1.6%
ASML Holding NV	12,000	2,098,319
(Cost $2,081,003)

PERU—2.4%
DIVERSIFIED BANKS—2.4%
Credicorp Ltd.	13,100	3,180,418
(Cost $2,966,991)

RUSSIA—5.7%
INTEGRATED OIL & GAS—3.1%
LUKOIL PJSC#	51,248	4,115,087

INTERACTIVE MEDIA & SERVICES—2.6%
Yandex NV, Cl. A*	100,300	3,368,074
TOTAL RUSSIA (Cost $6,672,023)		7,483,161

SPAIN—2.1%
BIOTECHNOLOGY—2.1%
Grifols SA#	150,184	2,796,426
(Cost $3,103,868)

SWEDEN—2.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
Hexagon AB, Cl. B	57,292	2,805,301
(Cost $3,386,279)

SWITZERLAND—3.6%
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Partners Group Holding AG	4,075	2,802,944

SPECIALTY CHEMICALS—1.5%
Sika AG	14,700	1,941,318
TOTAL SWITZERLAND (Cost $4,974,297)		4,744,262

TURKEY—1.4%
PACKAGED FOODS & MEATS—1.4%
Ulker Biskuvi Sanayi AS	519,609	1,854,299
(Cost $1,749,216)

UNITED KINGDOM—8.2%
FINANCIAL EXCHANGES & DATA—2.2%
London Stock Exchange Group PLC.	48,400	2,910,491

PACKAGED FOODS & MEATS—2.0%
Nomad Foods Ltd.*	144,596	2,650,445

PHARMACEUTICALS—2.0%
AstraZeneca PLC.	36,000	2,607,612

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.7% (CONT.)	SHARES	VALUE
UNITED KINGDOM—8.2% (CONT.)
SOFT DRINKS—2.0%
Coca-Cola HBC AG*	79,899	$2,685,031
TOTAL UNITED KINGDOM (Cost $11,476,839)		10,853,579

UNITED STATES—2.2%
OIL & GAS EQUIPMENT & SERVICES—2.2%
Core Laboratories NV	43,200	2,914,272
(Cost $3,333,513)
TOTAL COMMON STOCKS (Cost $128,008,283)		128,949,878
Total Investments (Cost $128,008,283)	97.7%	$128,949,878
Unaffiliated Securities (Cost $128,008,283)		128,949,878
Other Assets in Excess of Liabilities	2.3%	2,973,940
NET ASSETS	100.0%	$131,923,818

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—90.8%	SHARES	VALUE
AEROSPACE & DEFENSE—3.5%
HEICO Corp.	38,912	$3,288,064
L3 Technologies, Inc.	14,098	2,775,614
		6,063,678
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	17,058	2,521,343

APPAREL RETAIL—2.9%
Burlington Stores, Inc.*	15,397	2,643,819
Ross Stores, Inc.	26,663	2,456,196
		5,100,015
APPLICATION SOFTWARE—10.0%
ANSYS, Inc.*	16,158	2,655,567
Avalara, Inc.*	39,720	1,583,636
Cloudera, Inc.*	45,700	616,950
MicroStrategy, Inc., Cl. A*	13,257	1,682,181
Nutanix, Inc., Cl. A*	16,728	856,975
Palantir Technologies, Inc., Cl. A*,@,(a)	16,376	94,162
PTC, Inc.*	32,263	2,735,580
RealPage, Inc.*	38,900	2,169,453
Smartsheet, Inc., Cl. A*	30,617	960,762
Splunk, Inc.*	11,283	1,408,570
SS&C Technologies Holdings, Inc.	34,073	1,754,419
Workday, Inc., Cl. A*	4,911	891,494
		17,409,749
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC.	11,495	909,599

AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts, Inc.	2,489	396,249
O’Reilly Automotive, Inc.*	3,727	1,284,548
		1,680,797
BIOTECHNOLOGY—4.5%
Alexion Pharmaceuticals, Inc.*	4,432	544,959
Alnylam Pharmaceuticals, Inc.*	6,772	565,665
BioMarin Pharmaceutical, Inc.*	8,858	869,590
Clovis Oncology, Inc.*	13,865	351,616
Incyte Corp.*	17,251	1,390,258
Madrigal Pharmaceuticals, Inc.*	2,770	320,655
Neurocrine Biosciences, Inc.*	11,333	999,797
Sarepta Therapeutics, Inc.*	19,741	2,758,015
		7,800,555
BUILDING PRODUCTS—0.5%
AO Smith Corp.	18,199	871,004

COMMUNICATIONS EQUIPMENT—1.2%
Palo Alto Networks, Inc.*	9,442	2,028,330

DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Fiserv, Inc.*	52,929	4,389,402
Square, Inc., Cl. A*	46,956	3,350,311

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—5.0% (CONT.)
Worldpay, Inc., Cl. A*	12,307	$1,027,388
		8,767,101
DIVERSIFIED SUPPORT SERVICES—2.0%
Cintas Corp.	18,330	3,437,058

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
AMETEK, Inc.	18,809	1,371,176

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
FLIR Systems, Inc.	54,072	2,643,039
Trimble, Inc.*	23,252	875,670
		3,518,709
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
FMC Corp.	6,435	513,513

FINANCIAL EXCHANGES & DATA—1.9%
Cboe Global Markets, Inc.	4,379	408,429
MarketAxess Holdings, Inc.	13,454	2,889,516
		3,297,945
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	18,424	1,783,996

HEALTH CARE EQUIPMENT—8.5%
ABIOMED, Inc.*	9,524	3,343,591
Cantel Medical Corp.	20,506	1,669,599
DexCom, Inc.*	20,337	2,868,127
Edwards Lifesciences Corp.*	12,448	2,121,388
IDEXX Laboratories, Inc.*	5,215	1,109,648
Masimo Corp.*	10,582	1,316,295
Tandem Diabetes Care, Inc.*	51,978	2,260,003
		14,688,651
HEALTH CARE FACILITIES—0.5%
HCA Healthcare, Inc.	6,685	932,090

HEALTH CARE SERVICES—0.3%
Guardant Health, Inc.*	13,627	549,713

HEALTH CARE SUPPLIES—0.4%
STAAR Surgical Co.*	20,051	716,422

HEALTH CARE TECHNOLOGY—2.4%
Teladoc Health, Inc.*	22,719	1,458,560
Veeva Systems, Inc., Cl. A*	24,151	2,633,908
		4,092,468
HOTELS RESORTS & CRUISE LINES—0.5%
Norwegian Cruise Line Holdings Ltd.*	15,535	798,965

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	26,283	1,698,145

HYPERMARKETS & SUPER CENTERS—0.8%
BJ’s Wholesale Club Holdings, Inc.*	55,116	1,450,102

INDUSTRIAL CONGLOMERATES—1.7%
Roper Technologies, Inc.	10,603	3,003,406

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—3.0%
Fortive Corp.	23,176	$1,737,968
The Middleby Corp.*	18,309	2,153,505
Xylem, Inc.	17,986	1,281,682
		5,173,155
INSURANCE BROKERS—0.5%
eHealth, Inc.*	15,496	947,735

INTERACTIVE HOME ENTERTAINMENT—1.9%
Glu Mobile, Inc.*	45,360	441,806
Take-Two Interactive Software, Inc.*	27,425	2,894,709
		3,336,515
INTERACTIVE MEDIA & SERVICES—1.1%
IAC/InterActiveCorp*	7,209	1,523,118
TripAdvisor, Inc.*	7,582	435,055
		1,958,173
INTERNET & DIRECT MARKETING RETAIL—2.2%
Etsy, Inc.*	37,772	2,064,240
GrubHub, Inc.*	11,212	901,445
Waitr Holdings, Inc.*	69,647	853,176
		3,818,861
INTERNET SERVICES & INFRASTRUCTURE—1.8%
Shopify, Inc., Cl. A*	5,366	904,010
VeriSign, Inc.*	12,836	2,172,750
		3,076,760
INVESTMENT BANKING & BROKERAGE—0.9%
Virtu Financial, Inc., Cl. A	64,576	1,649,917

LIFE SCIENCES TOOLS & SERVICES—2.9%
Bio-Techne Corp.	6,077	1,060,193
Illumina, Inc.*	9,170	2,565,674
NanoString Technologies, Inc.*	60,417	1,343,674
		4,969,541
MANAGED HEALTH CARE—1.4%
WellCare Health Plans, Inc.*	8,667	2,396,252

MOVIES & ENTERTAINMENT—2.4%
Live Nation Entertainment, Inc.*	62,770	3,358,823
Madison Square Garden Co., Cl. A*	3,019	838,980
		4,197,803
PHARMACEUTICALS—3.8%
Aerie Pharmaceuticals, Inc.*	15,975	751,145
Canopy Growth Corp.*	69,499	3,404,061
GW Pharmaceuticals PLC.#,*	15,016	2,143,534
Zogenix, Inc.*	7,720	337,750
		6,636,490
PROPERTY & CASUALTY INSURANCE—1.8%
The Progressive Corp.	45,945	3,091,639

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—90.8% (CONT.)	SHARES	VALUE
REGIONAL BANKS—0.7%
Webster Financial Corp.	22,565	$1,215,802

RESEARCH & CONSULTING SERVICES—2.7%
CoStar Group, Inc.*	4,503	1,759,502
IHS Markit Ltd.*	28,157	1,461,911
Verisk Analytics, Inc., Cl. A*	12,259	1,439,329
		4,660,742
SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.	5,107	866,045

SEMICONDUCTORS—2.6%
Advanced Micro Devices, Inc.*	110,492	2,697,110
Xilinx, Inc.	15,925	1,782,645
		4,479,755
SPECIALTY CHEMICALS—1.0%
WR Grace & Co.	24,433	1,734,987

SPECIALTY STORES—0.3%
Tiffany & Co.	6,782	601,767

SYSTEMS SOFTWARE—2.9%
Proofpoint, Inc.*	15,518	1,580,819
SailPoint Technologies Holding, Inc.*	36,133	1,031,597
ServiceNow, Inc.*	10,821	2,380,836
		4,993,252
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.4%
NetApp, Inc.	9,551	609,067

TRADING COMPANIES & DISTRIBUTORS—0.7%
Fastenal Co.	21,286	1,286,952

TRUCKING—0.6%
Old Dominion Freight Line, Inc.	7,343	998,134
TOTAL COMMON STOCKS (Cost $138,998,126)		157,703,874

PREFERRED STOCKS—0.5%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	66,787	384,025
Palantir Technologies, Inc., Cl. D*,@,(a)	8,701	50,031
		434,056
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	434,828
TOTAL PREFERRED STOCKS (Cost $1,486,719)		868,884

RIGHTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Tolero CDR*,@,(a),(c)	590,059	1,445,645
(Cost $315,501)		1,445,645

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—6.2%	SHARES	VALUE
HEALTH CARE—1.2%
Welltower, Inc.	26,312	$2,038,917

INDUSTRIAL—1.2%
Americold Realty Trust	14,834	434,933
Rexford Industrial Realty, Inc.	51,318	1,724,285
		2,159,218
RESIDENTIAL—0.2%
Equity LifeStyle Properties, Inc.	3,991	422,567

SPECIALIZED—3.6%
Crown Castle International Corp.	30,532	3,574,076
SBA Communications Corp., Cl. A*	14,307	2,611,456
		6,185,532
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $9,868,624)		10,806,234

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(a)	314,956	—
(Cost $314,956)		—
Total Investments (Cost $150,983,926)	98.3%	$170,824,637
Affiliated Securities (Cost $988,245)		434,828
Unaffiliated Securities (Cost $149,995,681)		170,389,809
Other Assets in Excess of Liabilities	1.7%	2,895,478
NET ASSETS	100.0%	$173,720,115

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
JS Kred SPV I, LLC.	06/25/15	$314,956	0.15%	$0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	106,559	0.05%	94,162	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	441,023	0.22%	384,025	0.22%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	50,031	0.03%
Prosetta Biosciences, Inc., Series D	02/06/15	988,245	0.50%	434,828	0.25%
Tolero CDR	02/06/17	315,501	0.19%	1,445,645	0.83%
Total				$2,408,691	1.39%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—94.4%	SHARES	VALUE
AEROSPACE & DEFENSE—4.8%
HEICO Corp.	139,571	$11,793,750
Kratos Defense & Security Solutions, Inc.*	280,280	4,341,537
		16,135,287
AIR FREIGHT & LOGISTICS—2.4%
XPO Logistics, Inc.*	134,311	8,163,423

APPAREL ACCESSORIES & LUXURY GOODS—3.4%
Canada Goose Holdings, Inc.*	226,339	11,647,405

APPLICATION SOFTWARE—24.2%
2U, Inc.*	95,857	5,449,470
Altair Engineering, Inc., Cl. A*	94,872	3,071,955
Avalara, Inc.*	93,406	3,724,097
Ebix, Inc.	105,180	6,007,882
Everbridge, Inc.*	217,320	13,443,415
Globant SA*	108,452	7,331,355
HubSpot, Inc.*	29,534	4,675,527
Paylocity Holding Corp.*	190,573	13,536,400
RealPage, Inc.*	6,516	363,397
SPS Commerce, Inc.*	56,559	5,014,521
The Trade Desk, Inc., Cl. A*	89,846	12,819,227
The Ultimate Software Group, Inc.*	24,686	6,741,006
		82,178,252
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Virtus Investment Partners, Inc.	14,694	1,322,019

BIOTECHNOLOGY—7.3%
ACADIA Pharmaceuticals, Inc.*	268,636	6,119,528
Acorda Therapeutics, Inc.*	84,646	1,407,663
Portola Pharmaceuticals, Inc.*	349,336	9,467,006
Puma Biotechnology, Inc.*	205,926	5,741,217
Ultragenyx Pharmaceutical, Inc.*	43,015	2,121,500
		24,856,914
EDUCATION SERVICES—5.9%
Chegg, Inc.*	575,735	20,277,387

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
nLight, Inc.*	76,774	1,500,932
Novanta, Inc.*	54,419	3,791,916
		5,292,848
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Casella Waste Systems, Inc., Cl. A*	81,217	2,446,256

GENERAL MERCHANDISE STORES—2.3%
Ollie’s Bargain Outlet Holdings, Inc.*	98,413	7,692,944

HEALTH CARE DISTRIBUTORS—1.4%
PetIQ, Inc., Cl. A*	159,820	4,861,724

HEALTH CARE EQUIPMENT—7.4%
Glaukos Corp.*	36,166	2,307,029
Insulet Corp.*	190,516	15,467,994

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.4% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—7.4% (CONT.)
Nevro Corp.*	152,372	$7,399,184
		25,174,207
HEALTH CARE FACILITIES—1.1%
US Physical Therapy, Inc.	36,435	3,858,102

HEALTH CARE SERVICES—0.0%
Diplomat Pharmacy, Inc.*	979	14,195

HOTELS RESORTS & CRUISE LINES—0.3%
Lindblad Expeditions Holdings, Inc.*	94,077	1,156,206

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
WageWorks, Inc.*	42,829	1,351,255

INDUSTRIAL MACHINERY—2.5%
The Middleby Corp.*	73,215	8,611,548

INTERACTIVE MEDIA & SERVICES—0.8%
Care.com, Inc.*	74,636	1,774,098
Eventbrite, Inc., Cl. A*	33,673	1,010,527
		2,784,625
INTERNET & DIRECT MARKETING RETAIL—9.2%
Stamps.com, Inc.*	74,959	13,948,371
Wayfair, Inc., Cl. A*	160,521	17,570,629
		31,519,000
INTERNET SERVICES & INFRASTRUCTURE—0.1%
GTT Communications, Inc.*	13,875	355,200

IT CONSULTING & OTHER SERVICES—2.9%
EPAM Systems, Inc.*	70,575	9,984,951

LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	126,426	7,322,594

OIL & GAS EQUIPMENT & SERVICES—1.0%
Solaris Oilfield Infrastructure, Inc., Cl. A	220,905	3,322,411

REAL ESTATE SERVICES—6.2%
FirstService Corp.*	261,499	21,254,639

REGIONAL BANKS—3.2%
Independent Bank Group, Inc.	102,175	5,390,753
Signature Bank	44,041	5,606,860
		10,997,613
SEMICONDUCTORS—0.1%
Impinj, Inc.*	26,553	406,792

THRIFTS & MORTGAGE FINANCE—1.1%
Axos Financial, Inc.*	122,500	3,719,100

TRADING COMPANIES & DISTRIBUTORS—1.7%
SiteOne Landscape Supply, Inc.*	108,653	5,791,205
TOTAL COMMON STOCKS (Cost $280,316,065)		322,498,102

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

PREFERRED STOCKS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$458,319

PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@,(b)	49,317	484,293
TOTAL PREFERRED STOCKS (Cost $2,639,011)		942,612
Total Investments (Cost $282,955,076)	94.7%	$323,440,714
Affiliated Securities (Cost $1,041,633)		458,319
Unaffiliated Securities (Cost $281,913,443)		322,982,395
Other Assets in Excess of Liabilities	5.3%	18,082,016
NET ASSETS	100.0%	$341,522,730

(a)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$1,597,378	0.14%	$484,293	0.14%
Prosetta Biosciences, Inc., Series D	02/06/15	1,041,633	0.10%	458,319	0.14%
Total				$942,612	0.28%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—98.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
Hexcel Corp.	9,646	$653,131
Mercury Systems, Inc.*	27,630	1,619,947
		2,273,078
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Canada Goose Holdings, Inc.*	24,259	1,248,368

APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	13,367	2,295,248

APPLICATION SOFTWARE—21.0%
ACI Worldwide, Inc.*	85,123	2,516,236
Avalara, Inc.*	63,585	2,535,134
Blackbaud, Inc.	34,313	2,456,811
Blackline, Inc.*	14,679	698,427
Coupa Software, Inc.*	14,779	1,285,182
Ellie Mae, Inc.*	10,659	807,952
Everbridge, Inc.*	22,724	1,405,707
Guidewire Software, Inc.*	21,951	1,902,713
HubSpot, Inc.*	17,986	2,847,364
Manhattan Associates, Inc.*	26,848	1,309,377
MicroStrategy, Inc., Cl. A*	9,287	1,178,427
Paycom Software, Inc.*	12,809	1,898,806
Q2 Holdings, Inc.*	30,490	1,812,021
Smartsheet, Inc., Cl. A*	23,750	745,275
SPS Commerce, Inc.*	12,506	1,108,782
Tyler Technologies, Inc.*	14,442	2,732,282
		27,240,496
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	176,985	1,185,799

BIOTECHNOLOGY—7.0%
Bluebird Bio, Inc.*	5,790	772,560
CareDx, Inc.*	107,287	3,007,255
Exact Sciences Corp.*	14,795	1,332,734
Halozyme Therapeutics, Inc.*	32,649	528,261
Repligen Corp.*	13,652	778,300
Sarepta Therapeutics, Inc.*	18,727	2,616,349
		9,035,459
CONSUMER FINANCE—0.4%
LendingClub Corp.*	182,507	582,197

ELECTRONIC COMPONENTS—1.2%
Dolby Laboratories, Inc., Cl. A	23,205	1,499,739

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.9%
Cognex Corp.	67,033	3,050,001
FLIR Systems, Inc.	43,729	2,137,473
		5,187,474
GENERAL MERCHANDISE STORES—0.7%
Ollie’s Bargain Outlet Holdings, Inc.*	11,521	900,597

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—14.7%
ABIOMED, Inc.*	13,888	$4,875,660
AxoGen, Inc.*	24,923	411,229
Cantel Medical Corp.	40,185	3,271,863
CryoPort, Inc.*	44,936	471,379
DexCom, Inc.*	14,635	2,063,974
Inogen, Inc.*	20,184	3,052,023
Insulet Corp.*	38,199	3,101,377
Tandem Diabetes Care, Inc.*	40,379	1,755,679
		19,003,184
HEALTH CARE SUPPLIES—6.1%
Neogen Corp.*	57,202	3,484,174
OraSure Technologies, Inc.*	69,217	889,438
Quidel Corp.*	61,864	3,589,968
		7,963,580
HEALTH CARE TECHNOLOGY—9.3%
Medidata Solutions, Inc.*	51,094	3,625,630
Veeva Systems, Inc., Cl. A*	48,926	5,335,870
Vocera Communications, Inc.*	75,116	3,066,235
		12,027,735
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
WageWorks, Inc.*	28,869	910,817

HYPERMARKETS & SUPER CENTERS—0.6%
BJ’s Wholesale Club Holdings, Inc.*	27,388	720,578

INDUSTRIAL MACHINERY—2.2%
DMC Global, Inc.	23,170	799,828
Sun Hydraulics Corp.	56,929	2,016,425
		2,816,253
INTERACTIVE HOME ENTERTAINMENT—2.8%
Take-Two Interactive Software, Inc.*	34,668	3,659,207

INTERACTIVE MEDIA & SERVICES—0.2%
Yelp, Inc., Cl. A*	7,611	277,193

INTERNET & DIRECT MARKETING RETAIL—3.9%
Etsy, Inc.*	58,236	3,182,597
GrubHub, Inc.*	15,024	1,207,930
Waitr Holdings, Inc.*	57,321	702,182
		5,092,709
INTERNET SERVICES & INFRASTRUCTURE—1.3%
Shopify, Inc., Cl. A*	10,078	1,697,841

IT CONSULTING & OTHER SERVICES—0.7%
InterXion Holding NV*	15,596	936,384

LEISURE FACILITIES—1.6%
Planet Fitness, Inc., Cl. A*	35,596	2,061,720

LIFE SCIENCES TOOLS & SERVICES—4.5%
Bio-Techne Corp.	24,049	4,195,588

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—4.5% (CONT.)
PRA Health Sciences, Inc.*	15,579	$1,650,907
		5,846,495
MANAGED HEALTH CARE—1.0%
HealthEquity, Inc.*	19,958	1,244,182

MOVIES & ENTERTAINMENT—0.9%
Live Nation Entertainment, Inc.*	21,292	1,139,335

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Magnolia Oil & Gas Corp.*	77,315	930,873

PERSONAL PRODUCTS—0.3%
elf Beauty, Inc.*	39,939	335,488

PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	19,702	926,388

RESTAURANTS—1.6%
Shake Shack, Inc., Cl. A*	24,600	1,174,896
Wingstop, Inc.	14,053	922,579
		2,097,475
SEMICONDUCTORS—0.5%
Universal Display Corp.	5,676	589,339

SPECIALTY CHEMICALS—1.7%
Balchem Corp.	26,806	2,225,434

SPECIALTY STORES—1.0%
Five Below, Inc.*	10,206	1,262,788

SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	26,073	2,656,056
TOTAL COMMON STOCKS (Cost $76,413,292)		127,869,509

PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	100,362
(Cost $228,096)		100,362

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Tolero CDR*,@,(b),(c)	174,782	428,216
(Cost $94,483)		428,216

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(b)	290,078	—
(Cost $290,078)		—
Total Investments (Cost $77,025,949)	99.0%	$128,398,087
Affiliated Securities (Cost $228,096)		100,362
Unaffiliated Securities (Cost $76,797,853)		128,297,725
Other Assets in Excess of Liabilities	1.0%	1,291,060
NET ASSETS	100.0%	$129,689,147

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

(a)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
JS Kred SPV I, LLC.	06/26/15	$290,078	0.15%	$0	0.00%
Prosetta Biosciences, Inc., Series D	02/06/15	228,096	0.10%	100,362	0.08%
Tolero CDR	02/06/17	94,483	0.08%	428,216	0.33%
Total				$528,578	0.41%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—94.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
Mercury Systems, Inc.*	791,203	$46,388,232

APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Canada Goose Holdings, Inc.*	1,141,883	58,761,299

APPLICATION SOFTWARE—17.5%
ACI Worldwide, Inc.*	818,449	24,193,352
ANSYS, Inc.*	301,892	49,615,950
Avalara, Inc.*	861,616	34,352,630
Blackbaud, Inc.	398,172	28,509,115
Blackline, Inc.*	744,822	35,438,631
Coupa Software, Inc.*	710,093	61,749,687
Everbridge, Inc.*	902,868	55,851,414
Guidewire Software, Inc.*	511,257	44,315,757
Paycom Software, Inc.*	264,458	39,203,254
PROS Holdings, Inc.*	573,315	19,836,699
Q2 Holdings, Inc.*	432,755	25,718,630
Tyler Technologies, Inc.*	206,608	39,088,168
		457,873,287
BIOTECHNOLOGY—10.0%
CareDx, Inc.*	3,378,096	94,688,031
Exact Sciences Corp.*	467,103	42,076,638
Natera, Inc.*	3,957,334	53,780,169
Repligen Corp.*	1,281,751	73,072,625
		263,617,463
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.3%
Cognex Corp.	1,543,611	70,234,301
FLIR Systems, Inc.	1,410,189	68,930,038
		139,164,339
GENERAL MERCHANDISE STORES—1.4%
Ollie’s Bargain Outlet Holdings, Inc.*	483,360	37,784,251

HEALTH CARE EQUIPMENT—23.3%
ABIOMED, Inc.*	260,132	91,324,541
Cantel Medical Corp.	957,788	77,983,099
CryoPort, Inc.*	3,088,482	32,398,176
Heska Corp.*	520,837	51,354,528
Inogen, Inc.*	577,769	87,364,451
Insulet Corp.*	951,689	77,267,630
iRhythm Technologies, Inc.*	359,628	30,568,380
Tactile Systems Technology, Inc.*	1,069,564	71,211,571
Tandem Diabetes Care, Inc.*	2,090,992	90,916,332
		610,388,708
HEALTH CARE SUPPLIES—4.9%
Neogen Corp.*	759,332	46,250,912
OraSure Technologies, Inc.*	3,236,795	41,592,816
Quidel Corp.*	688,050	39,927,542
		127,771,270

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.7% (CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—5.9%
Medidata Solutions, Inc.*	429,467	$30,474,978
Veeva Systems, Inc., Cl. A*	753,924	82,222,951
Vocera Communications, Inc.*	1,008,407	41,163,174
		153,861,103
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.4%
WageWorks, Inc.*	1,190,170	37,549,864

INDUSTRIAL MACHINERY—1.4%
Proto Labs, Inc.*	286,595	35,580,769

INTERACTIVE HOME ENTERTAINMENT—1.5%
Take-Two Interactive Software, Inc.*	384,389	40,572,259

INTERNET & DIRECT MARKETING RETAIL—3.5%
GrubHub, Inc.*	486,826	39,140,810
Stamps.com, Inc.*	276,876	51,521,086
		90,661,896
INTERNET SERVICES & INFRASTRUCTURE—2.6%
Shopify, Inc., Cl. A*	397,950	67,042,637

LIFE SCIENCES TOOLS & SERVICES—3.4%
Bio-Techne Corp.	511,217	89,186,918

MANAGED HEALTH CARE—1.8%
HealthEquity, Inc.*	743,031	46,320,553

OIL & GAS EQUIPMENT & SERVICES—0.5%
Solaris Oilfield Infrastructure, Inc., Cl. A	894,491	13,453,145

RESTAURANTS—1.4%
Wingstop, Inc.	572,834	37,606,552

SPECIALTY CHEMICALS—1.6%
Balchem Corp.	519,799	43,153,713

SPECIALTY STORES—1.3%
Five Below, Inc.*	269,581	33,355,257

SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	505,758	51,521,567
TOTAL COMMON STOCKS (Cost $2,149,027,596)		2,481,615,082

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	29,167
(Cost $6,436)		29,167
Total Investments (Cost $2,149,034,032)	94.7%	$2,481,644,249
Unaffiliated Securities (Cost $2,149,034,032)		2,481,644,249
Other Assets in Excess of Liabilities	5.3%	137,591,494
NET ASSETS	100.0%	$2,619,235,743

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Tolero CDR	02/06/17	$6,436	0.00%	$29,167	0.00%
Total				$29,167	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—91.9%	SHARES	VALUE
BIOTECHNOLOGY—28.6%
Alder Biopharmaceuticals, Inc.*	16,000	$225,280
Alexion Pharmaceuticals, Inc.*	14,000	1,721,440
Alnylam Pharmaceuticals, Inc.*	13,122	1,096,081
Amarin Corp., PLC.#,*	70,000	1,225,000
Amicus Therapeutics, Inc.*	50,000	602,000
Array BioPharma, Inc.*	40,000	746,800
Biogen, Inc.*	4,500	1,502,010
BioMarin Pharmaceutical, Inc.*	17,000	1,668,890
Bluebird Bio, Inc.*	9,500	1,267,585
CareDx, Inc.*	55,000	1,541,650
Clovis Oncology, Inc.*	45,447	1,152,535
Emmaus Life Sciences, Inc.*,@,(a)	699,948	4,017,702
FibroGen, Inc.*	23,000	1,305,250
Five Prime Therapeutics, Inc.*	27,000	303,750
Genmab AS*	10,000	1,457,672
Gilead Sciences, Inc.	63,000	4,410,630
Global Blood Therapeutics, Inc.*	22,000	1,054,020
Halozyme Therapeutics, Inc.*	105,000	1,698,900
Immunomedics, Inc.*	65,000	961,350
Incyte Corp.*	27,000	2,175,930
Intercept Pharmaceuticals, Inc.*	8,000	965,440
Invitae Corp.*	75,000	1,056,000
Ionis Pharmaceuticals, Inc.*	5,000	290,000
Kezar Life Sciences, Inc.*	16,000	286,560
Madrigal Pharmaceuticals, Inc.*	12,000	1,389,120
Neurocrine Biosciences, Inc.*	18,500	1,632,070
Oncocyte Corp.*	10,000	47,100
Ra Pharmaceuticals, Inc.*	8,500	174,505
Regeneron Pharmaceuticals, Inc.*	6,500	2,790,255
Repligen Corp.*	7,000	399,070
Sangamo Therapeutics, Inc.*	50,000	584,500
Sarepta Therapeutics, Inc.*	68,500	9,570,135
Sierra Oncology, Inc.*	74,000	100,640
T2 Biosystems, Inc.*	75,000	262,500
Vanda Pharmaceuticals, Inc.*	26,500	718,945
Vericel Corp.*	18,000	309,600
Vertex Pharmaceuticals, Inc.*	44,000	8,400,040
Viking Therapeutics, Inc.*	28,000	228,480
		59,339,435
HEALTH CARE EQUIPMENT—19.5%
Abbott Laboratories	89,108	6,503,102
ABIOMED, Inc.*	18,500	6,494,795
Boston Scientific Corp.*	83,000	3,166,450
DexCom, Inc.*	40,000	5,641,200
Edwards Lifesciences Corp.*	12,500	2,130,250
IDEXX Laboratories, Inc.*	8,500	1,808,630
Insulet Corp.*	19,000	1,542,610
Intuitive Surgical, Inc.*	9,500	4,974,580

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—91.9% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—19.5% (CONT.)
iRhythm Technologies, Inc.*	9,500	$807,500
Masimo Corp.*	14,000	1,741,460
Stryker Corp.	11,500	2,042,055
Tactile Systems Technology, Inc.*	5,000	332,900
Tandem Diabetes Care, Inc.*	73,060	3,176,649
		40,362,181
HEALTH CARE FACILITIES—1.8%
HCA Healthcare, Inc.	27,000	3,764,610

HEALTH CARE SERVICES—0.8%
BioTelemetry, Inc.*	8,500	610,470
Guardant Health, Inc.*	24,434	985,668
		1,596,138
HEALTH CARE SUPPLIES—1.2%
DENTSPLY SIRONA, Inc.	13,000	545,350
STAAR Surgical Co.*	50,000	1,786,500
		2,331,850
HEALTH CARE TECHNOLOGY—1.8%
Omnicell, Inc.*	15,500	1,009,515
Teladoc Health, Inc.*	28,000	1,797,600
Veeva Systems, Inc., Cl. A*	8,000	872,480
		3,679,595
INSURANCE BROKERS—1.1%
eHealth, Inc.*	37,034	2,264,999

LIFE SCIENCES TOOLS & SERVICES—8.4%
Bio-Techne Corp.	9,500	1,657,370
Illumina, Inc.*	29,500	8,253,805
NanoString Technologies, Inc.*	115,000	2,557,600
NeoGenomics, Inc.*	48,000	797,760
Thermo Fisher Scientific, Inc.	16,455	4,042,500
		17,309,035
MANAGED HEALTH CARE—10.8%
Cigna Corp.	16,000	3,196,960
Humana, Inc.	9,000	2,780,910
UnitedHealth Group, Inc.	52,000	14,050,400
WellCare Health Plans, Inc.*	9,000	2,488,320
		22,516,590
PHARMACEUTICALS—17.9%
Aerie Pharmaceuticals, Inc.*	32,000	1,504,640
Allergan PLC.	30,500	4,391,390
Amphastar Pharmaceuticals, Inc.*	6,000	136,560
AstraZeneca PLC.#	73,000	2,670,340
Bristol-Myers Squibb Co.	75,000	3,702,750
Dermira, Inc.*	38,000	250,800
Eli Lilly & Co.	55,000	6,592,300
GW Pharmaceuticals PLC.#,*	22,000	3,140,500
Horizon Pharma PLC*	13,000	279,370

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—91.9% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—17.9% (CONT.)
Merck & Co., Inc.	77,000	$5,731,110
Mirati Therapeutics, Inc.*	2,000	132,160
MyoKardia, Inc.*	5,000	206,900
Nektar Therapeutics Cl. A*	2,000	84,680
Novartis AG#	29,000	2,538,080
Pacira Pharmaceuticals, Inc.*	13,000	528,840
Pfizer, Inc.	60,000	2,547,000
Reata Pharmaceuticals, Inc., Cl. A*	5,500	438,734
Teva Pharmaceutical Industries Ltd.#,*	25,000	496,250
Zogenix, Inc.*	42,000	1,837,500
		37,209,904
TOTAL COMMON STOCKS (Cost $147,724,243)		190,374,337

PREFERRED STOCKS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	1,776,785
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	7,546	74,102
TOTAL PREFERRED STOCKS (Cost $4,282,562)		1,850,887

RIGHTS—2.3%	SHARES	VALUE
BIOTECHNOLOGY—2.3%
Tolero CDR*,@,(a),(c)	1,956,996	4,794,640
(Cost $1,044,370)		4,794,640

REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
HEALTH CARE—2.2%
HCP, Inc.	25,000	788,500
Omega Healthcare Investors, Inc.	42,000	1,687,980
Welltower, Inc.	27,000	2,092,230
		4,568,710
OFFICE—0.3%
Alexandria Real Estate Equities, Inc.	5,000	658,550
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,866,293)		5,227,260
Total Investments (Cost $157,917,468)	97.6%	$202,247,124
Affiliated Securities (Cost $4,038,147)		1,776,785
Unaffiliated Securities (Cost $153,879,321)		200,470,339
Other Assets in Excess of Liabilities	2.4%	4,876,503
NET ASSETS	100.0%	$207,123,627

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Emmaus Life Sciences, Inc.	09/09/13	$800,000	0.42%	$1,836,800	0.89%
Emmaus Life Sciences, Inc.	06/06/14	556,721	0.28%	913,022	0.44%
Emmaus Life Sciences, Inc.	09/09/13	0	0.00%	1,267,880	0.61%
Intarcia Therapeutics, Inc., Series DD	03/27/14	290,376	0.15%	74,102	0.04%
Prosetta Biosciences, Inc., Series D	02/06/15	4,038,147	2.00%	1,776,785	0.86%
Tolero CDR	02/06/17	1,044,370	0.90%	4,794,640	2.31%
Total				$10,663,229	5.15%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—89.1%	SHARES	VALUE
AEROSPACE & DEFENSE—4.4%
General Dynamics Corp.	5,529	$946,399
The Boeing Co.	8,071	3,112,339
United Technologies Corp.	6,152	726,367
		4,785,105
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	4,399	463,655

APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Tapestry, Inc.	20,548	795,413

APPAREL RETAIL—0.6%
The Gap, Inc.	26,419	672,099

ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc., Cl. A	4,139	1,718,016

BIOTECHNOLOGY—2.0%
AbbVie, Inc.	9,348	750,551
Amgen, Inc.	4,100	767,151
Gilead Sciences, Inc.	9,700	679,097
		2,196,799
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC.	17,415	588,105
Resideo Technologies, Inc.*	3,115	68,312
		656,417
CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	43,883	1,604,801

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	36,496	1,725,896

CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	9,418	651,537

DEPARTMENT STORES—0.5%
Kohl’s Corp.	7,296	501,162

DIVERSIFIED BANKS—6.3%
Bank of America Corp.	59,349	1,689,666
JPMorgan Chase & Co.	41,064	4,250,124
Wells Fargo & Co.	21,178	1,035,816
		6,975,606
DIVERSIFIED CHEMICALS—0.8%
DowDuPont, Inc.	16,483	886,950

ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,386	606,026

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	9,500	724,375

FINANCIAL EXCHANGES & DATA—2.3%
CME Group, Inc., Cl. A	13,741	2,504,709

HEALTH CARE EQUIPMENT—0.6%
Medtronic PLC.	7,950	702,701

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—89.1% (CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—1.0%
CVS Health Corp.	17,190	$1,126,805

HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	14,972	2,747,811

HOTELS RESORTS & CRUISE LINES—1.3%
Extended Stay America, Inc.	36,181	618,695
Royal Caribbean Cruises Ltd.	6,485	778,524
		1,397,219
HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	18,860	1,819,424

HYPERMARKETS & SUPER CENTERS—1.1%
Walmart, Inc.	12,141	1,163,472

INDUSTRIAL CONGLOMERATES—2.5%
Honeywell International, Inc.	18,693	2,684,876

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	6,023	990,121

INTEGRATED OIL & GAS—3.1%
Chevron Corp.	8,239	944,601
Exxon Mobil Corp.	19,901	1,458,345
TOTAL SA#	18,726	1,024,874
		3,427,820
INTEGRATED TELECOMMUNICATION SERVICES—3.4%
AT&T, Inc.	50,951	1,531,587
Verizon Communications, Inc.	39,128	2,154,388
		3,685,975
INTERACTIVE MEDIA & SERVICES—5.8%
Alphabet, Inc., Cl. A*	2,005	2,257,409
Alphabet, Inc., Cl. C*	2,010	2,243,904
Facebook, Inc., Cl. A*	11,268	1,878,263
		6,379,576
INTERNET & DIRECT MARKETING RETAIL—1.4%
Amazon.com, Inc.*	912	1,567,482

INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	52,853	2,235,682

LEISURE FACILITIES—1.1%
Six Flags Entertainment Corp.	10,410	641,152
Vail Resorts, Inc.	2,861	538,612
		1,179,764
MANAGED HEALTH CARE—2.4%
UnitedHealth Group, Inc.	9,760	2,637,152

MULTI-LINE INSURANCE—0.7%
The Hartford Financial Services Group, Inc.	16,900	792,948

MULTI-UTILITIES—0.7%
Sempra Energy	6,674	780,725

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—89.1% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—1.1%
ConocoPhillips	17,676	$1,196,488

OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	5,049	443,403

OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	8,615	553,169

PACKAGED FOODS & MEATS—0.4%
The Kraft Heinz Co.	8,600	413,316

PHARMACEUTICALS—8.7%
AstraZeneca PLC.#	20,069	734,124
Bristol-Myers Squibb Co.	18,621	919,319
Eli Lilly & Co.	18,737	2,245,817
GlaxoSmithKline PLC.#	21,339	836,489
Johnson & Johnson	16,787	2,234,014
Pfizer, Inc.	60,176	2,554,471
		9,524,234
RAILROADS—0.7%
Union Pacific Corp.	4,509	717,247

RESTAURANTS—1.4%
Darden Restaurants, Inc.	5,065	531,470
McDonald’s Corp.	5,459	975,960
		1,507,430
SEMICONDUCTOR EQUIPMENT—1.1%
KLA-Tencor Corp.	10,895	1,161,080

SEMICONDUCTORS—3.2%
Broadcom, Inc.	7,270	1,950,177
Intel Corp.	19,881	936,793
QUALCOMM, Inc.	12,100	599,192
		3,486,162
SOFT DRINKS—2.7%
PepsiCo, Inc.	17,718	1,996,287
The Coca-Cola Co.	20,700	996,291
		2,992,578
SYSTEMS SOFTWARE—6.3%
Microsoft Corp.	66,535	6,948,250

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.5%
Apple, Inc.	23,127	3,849,258

TOBACCO—1.7%
Altria Group, Inc.	38,379	1,894,004
TOTAL COMMON STOCKS (Cost $55,725,128)		97,474,738

MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
The Blackstone Group LP.	42,737	1,440,237

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.9% (CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP.*	16,300	$662,432
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,456,767)		2,102,669

REAL ESTATE INVESTMENT TRUST—4.2%	SHARES	VALUE
HEALTH CARE—0.8%
Welltower, Inc.	11,100	860,139

MORTGAGE REITS—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	26,124	901,017

SPECIALIZED—2.6%
Crown Castle International Corp.	11,857	1,387,980
CyrusOne, Inc.	12,366	670,237
Lamar Advertising Co., Cl. A	10,909	812,175
		2,870,392
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,656,616)		4,631,548
Total Investments (Cost $60,838,511)	95.2%	$104,208,955
Unaffiliated Securities (Cost $60,838,511)		104,208,955
Other Assets in Excess of Liabilities	4.8%	5,273,760
NET ASSETS	100.0%	$109,482,715

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—91.7%	SHARES	VALUE
AEROSPACE & DEFENSE—3.7%
HEICO Corp.	4,935	$417,007

APPLICATION SOFTWARE—10.5%
Adobe, Inc.*	2,329	577,173
salesforce.com, Inc.*	4,043	614,415
		1,191,588
COMMUNICATIONS EQUIPMENT—0.9%
Symantec Corp.	5,084	106,866

DATA PROCESSING & OUTSOURCED SERVICES—8.6%
PayPal Holdings, Inc.*	2,559	227,137
Visa, Inc., Cl. A	5,550	749,306
		976,443
DIVERSIFIED SUPPORT SERVICES—3.7%
Cintas Corp.	2,230	418,147

FINANCIAL EXCHANGES & DATA—7.4%
CME Group, Inc., Cl. A	3,297	600,977
S&P Global, Inc.	1,261	241,671
		842,648
HEALTH CARE EQUIPMENT—2.1%
ABIOMED, Inc.*	663	232,759

INTERACTIVE MEDIA & SERVICES—7.2%
Alphabet, Inc., Cl. C*	573	639,680
Facebook, Inc., Cl. A*	1,096	182,692
		822,372
INTERNET & DIRECT MARKETING RETAIL—13.7%
Altaba, Inc.*	6,707	459,497
Amazon.com, Inc.*	630	1,082,800
		1,542,297
IT CONSULTING & OTHER SERVICES—2.2%
EPAM Systems, Inc.*	1,741	246,317

LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	537	101,096

LIFE SCIENCES TOOLS & SERVICES—0.9%
Illumina, Inc.*	375	104,921

MANAGED HEALTH CARE—4.6%
UnitedHealth Group, Inc.	1,948	526,350

MOVIES & ENTERTAINMENT—2.4%
Netflix, Inc.*	799	271,261

PROPERTY & CASUALTY INSURANCE—4.1%
The Progressive Corp.	6,822	459,052

SEMICONDUCTOR EQUIPMENT—3.0%
Applied Materials, Inc.	8,606	336,322

SEMICONDUCTORS—3.7%
Broadcom, Inc.	1,565	419,811

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—91.7% (CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—3.3%
The Sherwin-Williams Co.	897	$378,103

SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	9,556	997,933
TOTAL COMMON STOCKS (Cost $9,507,662)		10,391,293

REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
SPECIALIZED—2.7%
SBA Communications Corp., Cl. A*	1,668	304,460
(Cost $280,138)		304,460
Total Investments (Cost $9,787,800)	94.4%	$10,695,753
Unaffiliated Securities (Cost $9,787,800)		10,695,753
Other Assets in Excess of Liabilities	5.6%	640,127
NET ASSETS	100.0%	$11,335,880

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—95.8%	SHARES	VALUE
AEROSPACE & DEFENSE—3.4%
HEICO Corp.	3,288	$277,836

APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Lululemon Athletica, Inc.*	863	127,560
Moncler SpA	1,940	73,008
		200,568
APPLICATION SOFTWARE—12.2%
Adobe, Inc.*	1,581	391,803
PTC, Inc.*	2,482	210,449
RealPage, Inc.*	3,580	199,657
salesforce.com, Inc.*	1,317	200,144
		1,002,053
BIOTECHNOLOGY—0.8%
Gilead Sciences, Inc.	880	61,609

DATA PROCESSING & OUTSOURCED SERVICES—13.5%
Fiserv, Inc.*	5,024	416,640
PayPal Holdings, Inc.*	1,900	168,644
Square, Inc., Cl. A*	2,494	177,947
Visa, Inc., Cl. A	2,542	343,195
		1,106,426
DIVERSIFIED SUPPORT SERVICES—2.8%
Cintas Corp.	1,215	227,825

FINANCIAL EXCHANGES & DATA—7.0%
CME Group, Inc., Cl. A	1,445	263,395
MarketAxess Holdings, Inc.	703	150,983
S&P Global, Inc.	840	160,986
		575,364
HEALTH CARE EQUIPMENT—10.9%
Abbott Laboratories	866	63,201
ABIOMED, Inc.*	804	282,260
Cantel Medical Corp.	3,083	251,018
Intuitive Surgical, Inc.*	570	298,475
		894,954
HEALTH CARE FACILITIES—0.7%
HCA Healthcare, Inc.	440	61,349

HEALTH CARE TECHNOLOGY—2.8%
Veeva Systems, Inc., Cl. A*	2,076	226,409

INTERACTIVE HOME ENTERTAINMENT—1.9%
Take-Two Interactive Software, Inc.*	1,478	156,003

INTERACTIVE MEDIA & SERVICES—6%
Alphabet, Inc., Cl. C*	222	247,834
Facebook, Inc., Cl. A*	1,446	241,034
		488,868
INTERNET & DIRECT MARKETING RETAIL—10.8%
Amazon.com, Inc.*	469	806,084

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—10.8% (CONT.)
GrubHub, Inc.*	1,006	$80,882
		886,966
LIFE SCIENCES TOOLS & SERVICES—5.6%
Bio-Techne Corp.	2,041	356,073
Illumina, Inc.*	371	103,802
		459,875
MOVIES & ENTERTAINMENT—6.9%
Live Nation Entertainment, Inc.*	5,041	269,744
Netflix, Inc.*	869	295,026
		564,770
SEMICONDUCTORS—0.3%
Advanced Micro Devices, Inc.*	1,103	26,924

SYSTEMS SOFTWARE—7.7%
Microsoft Corp.	5,169	539,799
ServiceNow, Inc.*	408	89,768
		629,567
TOTAL COMMON STOCKS (Cost $7,412,373)		7,847,366

REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
SPECIALIZED—3.2%
Crown Castle International Corp.	2,244	262,682
(Cost $245,518)		262,682
Total Investments (Cost $7,657,891)	99.0%	$8,110,048
Unaffiliated Securities (Cost $7,657,891)		8,110,048
Other Assets in Excess of Liabilities	1.0%	77,987
NET ASSETS	100.0%	$8,188,035

* Non-income producing security.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in ten funds — Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, Alger Growth & Income Fund, Alger 25 Fund and Alger 35 Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger International Focus Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, Alger 25 Fund and Alger 35 Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, P-2, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I, P, P-2, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodian fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a)     Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of  acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•            Level 1 — quoted prices in active markets for identical investments

•            Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•            Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b)     Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2019, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$348,394,175	$333,204,845	$15,189,330	—
Consumer Discretionary	521,129,911	521,129,911	—	—
Consumer Staples	10,201,983	10,201,983	—	—
Energy	8,120,068	8,120,068	—	—
Financials	104,135,136	104,135,136	—	—
Health Care	524,015,065	524,015,065	—	—
Industrials	186,987,194	186,987,194	—	—
Information Technology	805,365,907	804,484,536	—	$881,371
Materials	89,355,453	89,355,453	—	—
TOTAL COMMON STOCKS	$2,597,704,892	$2,581,634,191	$15,189,330	$881,371
PREFERRED STOCKS
Health Care	753,017	—	—	753,017
Information Technology	4,062,807	—	—	4,062,807
TOTAL PREFERRED STOCKS	$4,815,824	—	—	$4,815,824
REAL ESTATE INVESTMENT TRUST
Real Estate	23,061,756	23,061,756	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,625,582,472	$2,604,695,947	$15,189,330	$5,697,195

Alger International Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,918,386	$3,368,074	$9,550,312	—
Consumer Discretionary	27,497,153	8,357,930	19,139,223	—
Consumer Staples	17,659,406	2,650,445	15,008,961	—
Energy	7,029,359	2,914,272	4,115,087	—
Financials	16,572,087	3,180,418	13,391,669	—
Health Care	17,831,792	2,796,426	15,035,366	—
Industrials	16,878,939	—	16,878,939	—
Information Technology	10,621,438	2,709,814	7,911,624	—
Materials	1,941,318	—	1,941,318	—
TOTAL COMMON STOCKS	$128,949,878	$25,977,379	$102,972,499	—
TOTAL INVESTMENTS IN SECURITIES	$128,949,878	$25,977,379	$102,972,499	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,492,491	$9,492,491	—	—
Consumer Discretionary	17,215,343	17,215,343	—	—
Consumer Staples	3,148,247	3,148,247	—	—
Financials	10,203,038	10,203,038	—	—
Health Care	42,782,182	42,782,182	—	—
Industrials	26,865,305	26,865,305	—	—
Information Technology	45,748,768	45,654,606	—	$94,162
Materials	2,248,500	2,248,500	—	—
TOTAL COMMON STOCKS	$157,703,874	$157,609,712	—	$94,162
PREFERRED STOCKS
Health Care	434,828	—	—	434,828
Information Technology	434,056	—	—	434,056
TOTAL PREFERRED STOCKS	$868,884	—	—	$868,884

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Health Care	$1,445,645		—	—	$1,445,645
REAL ESTATE INVESTMENT TRUST
Real Estate	10,806,234		$10,806,234	—	—
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$170,824,637		$168,415,946	—	$2,408,691

Alger SMid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,784,625	$2,784,625	—	—
Consumer Discretionary	79,615,536	79,615,536	—	—
Energy	3,322,411	3,322,411	—	—
Financials	16,038,732	16,038,732	—	—
Health Care	58,765,142	58,765,142	—	—
Industrials	42,498,974	42,498,974	—	—
Information Technology	98,218,043	98,218,043	—	—
Real Estate	21,254,639	21,254,639	—	—
TOTAL COMMON STOCKS	$322,498,102	$322,498,102	—	—
PREFERRED STOCKS
Health Care	942,612	—	—	$942,612
TOTAL INVESTMENTS IN SECURITIES	$323,440,714	$322,498,102	—	$942,612

Alger Small Cap Growth Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,075,735		$5,075,735	—	—
Consumer Discretionary	14,958,905		14,958,905	—	—
Consumer Staples	1,056,066		1,056,066	—	—
Energy	930,873		930,873	—	—
Financials	1,767,996		1,767,996	—	—
Health Care	56,047,023		56,047,023	—	—
Industrials	6,000,148		6,000,148	—	—
Information Technology	39,807,329		39,807,329	—	—
Materials	2,225,434		2,225,434	—	—
TOTAL COMMON STOCKS	$127,869,509		$127,869,509	—	—
PREFERRED STOCKS
Health Care	100,362		—	—	$100,362
RIGHTS
Health Care	428,216		—	—	428,216
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$128,398,087		$127,869,509	—	$528,578

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$40,572,259	$40,572,259	—	—
Consumer Discretionary	258,169,255	258,169,255	—	—
Energy	13,453,145	13,453,145	—	—
Health Care	1,291,146,015	1,291,146,015	—	—
Industrials	119,518,865	119,518,865	—	—
Information Technology	715,601,830	715,601,830	—	—
Materials	43,153,713	43,153,713	—	—
TOTAL COMMON STOCKS	$2,481,615,082	$2,481,615,082	—	—
RIGHTS
Health Care	29,167	—	—	$29,167
TOTAL INVESTMENTS IN SECURITIES	$2,481,644,249	$2,481,615,082	—	$29,167

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$2,264,999	$2,264,999	—	—
Health Care	188,109,338	182,633,964	$1,457,672	$4,017,702
TOTAL COMMON STOCKS	$190,374,337	$184,898,963	$1,457,672	$4,017,702
PREFERRED STOCKS
Health Care	1,850,887	—	—	1,850,887
RIGHTS
Health Care	4,794,640	—	—	4,794,640
REAL ESTATE INVESTMENT TRUST
Real Estate	5,227,260	5,227,260	—	—
TOTAL INVESTMENTS IN SECURITIES	$202,247,124	$190,126,223	$1,457,672	$10,663,229

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,670,352	$11,670,352	—	—
Consumer Discretionary	11,019,917	11,019,917	—	—
Consumer Staples	8,282,794	8,282,794	—	—
Energy	5,620,880	5,620,880	—	—
Financials	14,226,961	14,226,961	—	—
Health Care	16,187,691	16,187,691	—	—
Industrials	10,031,675	10,031,675	—	—
Information Technology	17,170,646	17,170,646	—	—
Materials	1,877,071	1,877,071	—	—
Utilities	1,386,751	1,386,751	—	—
TOTAL COMMON STOCKS	$97,474,738	$97,474,738	—	—
MASTER LIMITED PARTNERSHIP
Energy	662,432	662,432	—	—
Financials	1,440,237	1,440,237	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,102,669	$2,102,669	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Financials	$901,017	$901,017	—	—
Real Estate	3,730,531	3,730,531	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$4,631,548	$4,631,548	—	—
TOTAL INVESTMENTS IN SECURITIES	$104,208,955	$104,208,955	—	—

Alger 25 Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,093,633	$1,093,633	—	—
Consumer Discretionary	1,643,393	1,643,393	—	—
Financials	1,301,700	1,301,700	—	—
Health Care	864,030	864,030	—	—
Industrials	835,154	835,154	—	—
Information Technology	4,275,280	4,275,280	—	—
Materials	378,103	378,103	—	—
TOTAL COMMON STOCKS	$10,391,293	$10,391,293	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	304,460	304,460	—	—
TOTAL INVESTMENTS IN SECURITIES	$10,695,753	$10,695,753	—	—

Alger 35 Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,209,641	$1,209,641	—	—
Consumer Discretionary	1,087,534	1,014,526	$73,008	—
Financials	575,364	575,364	—	—
Health Care	1,704,196	1,704,196	—	—
Industrials	505,661	505,661	—	—
Information Technology	2,764,970	2,764,970	—	—
TOTAL COMMON STOCKS	$7,847,366	$7,774,358	$73,008	—
REAL ESTATE INVESTMENT TRUST
Real Estate	262,682	262,682	—	—
TOTAL INVESTMENTS IN SECURITIES	$8,110,048	$8,037,040	$73,008	—

* Alger Mid Cap Growth Fund’s and Alger Small Cap Growth Fund’s holdings of JS Kred SPV I, LLC shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2019.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2018	$881,371
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	881,371
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2018	$4,900,174
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(84,350)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	4,815,824
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(84,350)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2018	$94,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	94,162
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2018	$1,123,631
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(254,747)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	868,884
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(254,747)

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2018	$1,661,429
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(215,784)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	1,445,645
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(215,784)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2018	$1,265,370
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(322,758)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	942,612
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(322,758)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2018	$159,160
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(58,798)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	100,362
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(58,798)

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2018	$492,134
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(63,918)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	428,216
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(63,918)

Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2018	$33,521
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,354)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	29,167
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(4,354)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2018	$4,444,670
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(426,968)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	4,017,702
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(426,968)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2018	$2,900,132
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,049,245)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	1,850,887
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(1,049,245)

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2018	$5,510,314
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(715,674)
Purchases and sales
Purchases	—
Sales/Conversion	—
Closing balance at January 31, 2019	4,794,640
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(715,674)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2019. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value January 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$881,371	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	4,815,824	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
			Transaction Price	N/A*	N/A

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Mid Cap Growth Fund
Common Stocks	$94,162	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	434,056	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	434,828	Income Approach	Discount Rate	46.50%-51.50%	N/A
Rights	1,445,645	Income Approach	Discount Rate	2.37%-26.58%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A
Alger SMid Cap Focus Fund
Preferred Stocks	$484,293	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
Preferred Stocks	458,319	Income Approach	Discount Rate	46.50%-51.50%	N/A
Alger Small Cap Growth Fund
Preferred Stocks	$100,362	Income Approach	Discount Rate	46.50%-51.50%	N/A
Rights	428,216	Income Approach	Discount Rate	2.37%-26.58%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A
Alger Small Cap Focus Fund
Rights	$29,167	Income Approach	Discount Rate	2.37%-26.58%	N/A
Alger Health Sciences Fund
Common Stocks	$4,017,702	Market Approach	Revenue Multiple	1.10x-1.50x	N/A
Preferred Stocks	1,776,785	Income Approach	Discount Rate	46.50%-51.50%	N/A
Preferred Stocks	74,102	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
Rights	4,794,640	Income Approach	Discount Rate	2.37%-26.58%	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at January 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

During the period ended January 31, 2019, Alger International Focus Fund transferred securities totaling $6,575,073 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2019, such assets were categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$103,283,393	$6,597	$103,276,796	—
Alger International Focus Fund	3,333,125	5,325	3,327,800	—
Alger Mid Cap Growth Fund	2,486,766	230	2,486,536	—
Alger SMid Cap Focus Fund	15,640,934	—	15,640,934	—
Alger Small Cap Growth Fund	1,307,558	176	1,307,382	—
Alger Small Cap Focus Fund	160,651,499	—	160,651,499	—
Alger Health Sciences Fund	3,727,073	—	3,727,073	—
Alger Growth & Income Fund	5,296,404	—	5,296,404	—
Alger 25 Fund	801,017	206	800,811	—
Alger 35 Fund	96,777	—	96,777	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2019, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2019. Purchase and sale transactions and dividend income earned during the period were as follows:

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	219,610	—	—	219,610	—	—	$(254,747)	$434,828
Total					—	—	$(254,747)	$434,828

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger SMid Cap Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	231,474	—	—	231,474	—	—	$(268,509)	$458,319
Total					—	—	$(268,509)	$458,319

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	50,688	—	—	50,688	—	—	$(58,798)	$100,362
Total					—	—	$(58,798)	$100,362

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	897,366	—	—	897,366	—	—	$(1,040,944)	$1,776,785
Total					—	—	$(1,040,944)	$1,776,785

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Funds

By:	/s/ Hal Liebes

Hal Liebes
President

Date: March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date: March 25, 2019

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date: March 25, 2019